Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of long-term debt
Long-term debt	$ 1,038	$ 991
8.15% surplus note, due June 27, 2032, payable to NFS [Member]
Summary of long-term debt
Surplus note	300	300
7.50% surplus note, due December 17, 2031, payable to NFS [Member]
Summary of long-term debt
Surplus note	300	300
6.75% surplus note, due December 23, 2033, payable to NFS [Member]
Summary of long-term debt
Surplus note	100	100
Variable funding surplus note, due December 31, 2040 [Member]
Summary of long-term debt
Surplus note	297	285
Other [Member]
Summary of long-term debt
Long-term debt	$ 41	$ 6